Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Jun. 30, 2019 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 6 months of 2019	$ 12,128
2020	23,983
2021	23,823
2022	23,730
Thereafter	12,337
Total	$ 96,001